9. EMPLOYEE STOCK OPTION PROGRAM (Details Narrative) - Quarterly Report - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Apr. 08, 2015	Feb. 27, 2015	Jun. 04, 2014	Mar. 23, 2014
Warrants Issued, Shares	342,000	524,000		50,000	100,000
Warrants, Exercise Price	$ 1.00	$ 1.00		$ 0.60	$ 0.50
Warrant Expense		$ 259,278					$ 555,598
Risk-Free Interest	1.00%	1.00%
Dividend Yield	0.00%	0.00%
Volatility	150.00%	150.00%
Expected Life	3 years	3 years
Warrant, Fair Market Value	$ 125,708	$ 42,650
Stock Options Forfeited	350,000
Stock Options Granted			105,000
Fair Market Value, Options			$ 114,143
Options, Exercise Price			$ 0.60
Vincent Tripp Keber
Warrants Issued, Shares						750,000
Warrants, Exercise Price						$ 0.10
Warrant Expense						$ 73,836
Risk-Free Interest	2.61%
Dividend Yield	0.00%
Volatility	150.00%
Expected Life	10 years
Warrants Amortized	$ 14,160
Vesting Terms

Under the terms of the agreement, 250,000 shares shall begin vesting on October 1, 2014 such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall begin vesting the later of: October 1, 2015 or the Company reaching 830,000 users such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall vest immediately upon the later of: October 1, 2016 or the Company reaching 1,080,000 users. These warrants were issued in exchange for his services on the Company’s Board of Directors for 3 years. The warrants may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance

Ean Seeb
Risk-Free Interest	2.61%
Dividend Yield	0.00%
Volatility	150.00%
Expected Life	10 years
Warrants Amortized	$ 14,160
Vesting Terms

Under the terms of the agreement, 250,000 shares shall begin vesting on October 1, 2014 such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall begin vesting the later of: October 1, 2015 or the Company reaching 830,000 users such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall vest immediately upon the later of: October 1, 2016 or the Company reaching 1,080,000 users. These warrants were issued in exchange for his services on the Company’s Board of Directors for 3 years. The warrants may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance.

Sebastian Stant
Risk-Free Interest	2.61%
Dividend Yield	0.00%
Volatility	150.00%
Expected Life	10 years
Warrants Amortized	$ 31,153
Vesting Terms

Under the terms of the agreement, 250,000 shares shall vest immediately upon the company reaching 250,000 users. An additional 150,000 shares shall vest immediately upon the company reaching 500,000 users. An additional 150,000 shares shall vest immediately upon the company reaching 750,000 users. The warrants were issued in exchange for his services as the Company’s Lead Web Developer for 1 year The warrants may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance.